8. Secured Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Secured Convertible Notes

Note 9: Secured Convertible Notes

On August 17, 2018, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors (the “Investors”), pursuant to which the Company agreed to sell (i) an aggregate principal amount of $4.50 million in secured convertible notes, convertible into shares of our Common Stock, at a conversion price of $2.50 per share (the “Secured Convertible Notes”) and (ii) warrants to purchase 1,800,000 shares of our Common Stock at an exercise price of $3.00 per share (the “Warrants,” and, together with the Secured Convertible Notes, the “Securities”). The Company received approximately $4,500,000 in gross proceeds from the Offering.

The Secured Convertible Notes are the Company’s senior secured obligations and are secured by certain tangible and intangible property of the Company as described in the Purchase Agreement. The Secured Convertible Notes matured on August 20, 2019. The Secured Convertible Notes bear interest at a rate of 10% per annum and are convertible at any time until a Secured Convertible Note is no longer outstanding, in whole or in part, at the option of the holders into shares of Common Stock at a conversion price of $2.50 per share. As further described below, pursuant to the July Amendment, Waiver and Consent (as defined below), the conversion price of the Secured Convertible Notes was reduced to an amount equal to $1.515 per share. The Secured Convertible Notes have a beneficial ownership limitation such that none of the Investors have the right to convert any portion of their Secured Convertible Notes if the Investor (together with its affiliates or any other persons acting together as a group with the Investor) would beneficially own in excess of 9.99% of the number of shares of the Company’s Common Stock outstanding immediately after giving effect to the issuance of the Company’s Common Stock issuable upon conversion of such Secured Convertible Notes. In addition, the Secured Convertible Notes provide for a conversion cap, as amended by the July Amendment Waiver and Consent, such that the Company may not issue any shares of its Common Stock upon conversion of Secured Convertible Notes which would exceed the aggregate number of shares of the Company’s Common Stock it could issue upon conversion of the Secured Convertible Notes without breaching its obligations, if any, under Nasdaq Stock Market LLC rules and regulations, except that such limitation shall not apply in the event that the Company obtains the approval of its stockholders as required by the applicable rules of the then applicable trading market for issuances of shares of Common Stock upon conversion of the Secured Convertible Notes in excess of such amount.

The Secured Convertible Notes matured on August 20, 2019. The Company failed to meet certain conditions under the terms of the Secured Convertible Notes and is obligated to repay in cash the then outstanding principal amount of the Secured Convertible Notes in full by the six-month anniversary of the date of maturity. On August 20, 2019, pursuant to the Secured Convertible Notes, the Company elected to make six equal monthly principal payments of $750,000. The first payment with interest was paid on August 23, 2019. As further described below, holders of the Secured Convertible Notes agreed to extend the maturity date of the Secured Convertible Notes. Subject to certain equity conditions, we may force a conversion of the debt into equity. We may redeem the Secured Convertible Notes at any time prior to maturity.

The Secured Convertible Notes contain certain negative covenants, including prohibitions on the incurrence of indebtedness or liens. The Secured Convertible Notes also contain standard and customary events of default including, but not limited to, failure to make payments when due, failure to observe or perform covenants or agreements contained in the Secured Convertible Notes or the bankruptcy or insolvency of the Company or any of our subsidiaries. The Company was in compliance with these covenants as of September 30, 2019.

On the date of issuance, the Secured Convertible Notes were convertible into Common Stock at $2.50 per share, or at a conversion price below the closing market price of $2.55. This “discount” is considered a beneficial conversion feature for accounting purposes. The allocation of carrying basis between the Warrants issued and the Secured Convertible Notes was determined based on relative fair value. The discount of the initial conversion price from market related to the beneficial conversion feature of the debt was $1,561,111, and such amount was recorded as a reduction of debt and increase in additional paid-in capital. The discount will be amortized as additional interest over the term of the loan.

The Warrants entitle the holders to purchase 1,800,000 shares of Common Stock. The Warrants were not exercisable until after six months from the date of issuance and expire five and half years from the date of issuance. The Warrants have an exercise price of $3.00 per share. In the event of a “Fundamental Transaction” (as defined in the Warrants), the Investors have the right to receive the value of the Warrants as determined in accordance with the Black Scholes option pricing model. The Warrants are considered indexes to the Company’s own stock pursuant to ASC 815-40. The Warrants also met the additional equity classification requirements and accordingly are accounted for as part of the Company’s equity.

In conjunction with the February 2019 Offering and concurrent private placement, the Company entered into an amendment, waiver and consent agreement, or the “Amendment, Waiver and Consent Agreement,” with certain holders of its 10% Secured Convertible Notes due August 20, 2019, which were issued pursuant to a securities purchase agreement, dated August 17, 2018, by and among the Company and the purchasers identified on the signature pages thereto, or the notes purchase agreement. Pursuant to the Amendment, Waiver and Consent Agreement, such holders agreed to amend the notes purchase agreement, waive any applicable rights and remedies under the notes purchase agreement, and consent to the February 2019 Offering and concurrent private placement. In consideration for such Amendment, Waiver and Consent Agreement, the Company agreed to issue such holders warrants to purchase up to an aggregate amount of 1,800,000 shares of Common Stock. Such warrants have an exercise price of $2.55 per share, will become exercisable commencing six months and one day from the date of issuance and will expire five (5) years from the date of issuance.

The issuance of the warrants resulted in a modification of debt in accordance with ASC 470 and is characterized as an extinguishment of debt in accordance with ASC-470-50-40. In accordance with ASC-470-50-40-2 the Company derecognized the existing debt as if it was extinguished and recorded the new debt, with the difference between the reacquisition price of the new debt and the net carrying amount of the extinguished debt, $2,064,193 being recorded as a loss on the extinguishment of debt.

In addition, the warrants were accounted for as equity instruments in accordance with ASC 815-40 and valued using the Black Scholes option pricing model. The fair value of $1,287,962 was recorded as part of the loss on extinguishment of debt.

On July 22, 2019, in connection with a proposed public offering of shares of Common Stock (the “August 2019 Offering”), the Company entered into an amendment, waiver and consent agreement (the “July Amendment, Waiver and Consent”) with certain holders constituting (i) a majority-in-interest of the holders of its Secured Convertible Notes and (ii) 51% in interest of the shares of Common Stock issued pursuant to a securities purchase agreement, dated as of January 8, 2018, by and among the Company and the purchasers identified on the signature pages thereto (the “January 2018 Purchase Agreement”). Pursuant to the July Amendment, Waiver and Consent, such holders agreed to amend the August 2018 Purchase Agreement, the January 2018 Purchase Agreement and the Secured Convertible Notes, waive any applicable rights and remedies under each of the August 2018 Purchase Agreement and the January 2018 Purchase Agreement, and consent to the August 2019 Offering in consideration for (i) a reduction in the conversion price of the Secured Convertible Notes from $2.50 per share to an amount equal to $1.515 and (ii) the issuance to the August 2018 Purchasers of new warrants to purchase the same number of shares of Common Stock that were issued to each August 2018 Purchaser pursuant to the August 2018 Purchase Agreement (for an aggregate of 1,800,000 shares of Common Stock to all August 2018 Purchasers) at an exercise price per share equal to $1.14 and will become exercisable commencing six (6) months and one day from the date of issuance and will expire five (5) years from the date of issuance.

The issuance of the new warrants resulted in a modification of debt in accordance with ASC 470 and is characterized as an extinguishment of debt in accordance with ASC-470-50-40. In accordance with ASC-470-50-40-2, the Company derecognized the existing debt as if it was extinguished and recorded the new debt. The difference between the reacquisition price of the debt including the fair value of the warrants issued and the net carrying amount of the extinguished debt amounted to $957,867. This amount was recorded as a loss on debt extinguishment.

In addition, the conversion option was accounted for as part of the debt’s carrying value in accordance with the bifurcation guidance per ASC 815 as it applies to the debt’s conversion feature. The conversion option was valued using the Black Scholes option pricing model. The fair value of $77,172 was recorded as part of the loss on extinguishment of debt. The conversion option will be amortized using the straight-line method over the remaining terms.

On August 20, 2019, pursuant to the Secured Convertible Notes, the Company elected to make six equal monthly principal payments of $750,000. The first payment with interest was paid on August 23, 2019.

On September 17, 2019, the Company’s CEO, Andy Heyward, purchased $500,000 of the Secured Convertible Notes from another holder. The Company did not receive any proceeds from this transaction.

On September 20, 2019, the Company and the holders of $1,958,334 of the Secured Convertible Notes, extended the maturity date of those Secured Convertible Notes until January 31, 2020. The Company also agreed to pay the 10% interest to the holders monthly instead of quarterly.

On September 20, 2019, the Company and the holders of $687,500 of the Secured Convertible Notes, extended the maturity date of those Secured Convertible Notes until August 20, 2021. The Company also agreed to pay the 10% interest to the holders monthly instead of quarterly.

The remaining balance of $883,332 under the Secured Convertible Notes that were not extended will be paid in four monthly installments of $220,883. The September and October payments, including interest, have been paid.

Note 8: Secured Convertible Notes

On August 17, 2018, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors (the “Investors”), pursuant to which the Company agreed to sell (i) an aggregate principal amount of $4.50 million in secured convertible notes, convertible into shares of our common stock, at a conversion price of $2.50 per share (the “Secured Convertible Notes”) and (ii) warrants to purchase 1,800,000 shares of our common stock at an exercise price of $3.00 per share (the “Warrants,” and, together with the Secured Convertible Notes, the “Securities”). We received approximately $4,500,000 in gross proceeds from the Offering.

The Secured Convertible Notes are our senior secured obligations and are secured by certain tangible and intangible property of the Company as described in the Purchase Agreement. Unless earlier converted or redeemed, the Secured Convertible Notes will mature on August 20, 2019. The Secured Convertible Notes bear interest at a rate of 10% per annum and are convertible at any time until a Secured Convertible Note is no longer outstanding, in whole or in part, at the option of the holders into shares of common stock at a conversion price of $2.50 per share. The Secured Convertible Notes have a beneficial ownership limitation such that none of the Investors have the right to convert any portion of their Secured Convertible Notes if the Investor (together with its affiliates or any other persons acting together as a group with the Investor) would beneficially own in excess of 9.99% of the number of shares of our common stock outstanding immediately after giving effect to the issuance of our common stock issuable upon conversion of such Secured Convertible Notes. In addition, the Secured Convertible Notes provide for a conversion cap such that we may not issue any shares of our common stock upon conversion of Secured Convertible Notes which would exceed the aggregate number of shares of our common stock we could issue upon conversion of the Secured Convertible Notes without breaching our obligations, if any, under Nasdaq Stock Market LLC rules and regulations.

Interest under the Secured Convertible Notes is payable in arrears beginning on September 1, 2018 and thereafter on each of December 1, 2018, March 1, 2019, June 1, 2019 and at maturity when all amounts outstanding under the Secured Convertible Notes become due and payable. Subject to certain equity conditions, we may force a conversion of the debt into equity. We may redeem the Secured Convertible Notes at any time prior to maturity. If we do not meet such equity conditions at maturity, we are obligated to repay in cash one-sixth of the then outstanding principal amount of the Secured Convertible Notes each month for the six months following the date of maturity, with the first such payment due on the date of maturity, followed by payments each month thereafter.

The Secured Convertible Notes contain certain negative covenants, including prohibitions on the incurrence of indebtedness or liens. The Secured Convertible Notes also contain standard and customary events of default including, but not limited to, failure to make payments when due, failure to observe or perform covenants or agreements contained in the Secured Convertible Notes or the bankruptcy or insolvency of the Company or any of our subsidiaries. The Company was in compliance with these covenants as of December 31, 2018.

On the date of issuance, the Secured Convertible Notes were convertible into common stock at $2.50 per share, or at a conversion price below the closing market price of $2.55. This “discount” is considered a beneficial conversion feature for accounting purposes. The allocation of carrying basis between the Warrants issued and the Secured Convertible Notes was determined based on relative fair value. The discount of the initial conversion price from market related to the beneficial conversion feature of the debt was $1,561,111, and such amount was recorded as a reduction of debt and increase in additional paid-in capital. The discount will be amortized as additional interest over the term of the loan.

The Warrants entitle the holders to purchase 1,800,000 shares of common stock. The Warrants were not exercisable until after six months from the date of issuance and expire five and half years from the date of issuance. The Warrants have an exercise price of $3.00 per share. In the event of a “Fundamental Transaction” (as defined in the Warrants), the Investors have the right to receive the value of the Warrants as determined in accordance with the Black Scholes option pricing model. The Warrants are considered indexes to the Company’s own stock pursuant to ASC 815-40. The Warrants also met the additional equity classification requirements and accordingly are accounted for as part of the Company’s equity.

During the year ended December 31, 2018, the Company recognized $678,016 of discount amortization which is included in interest expense.